Notes Payable (Details) - Schedule of principal maturities of notes payable - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Principal Maturities Of Notes Payable Abstract
2022	$ 40,111	$ 130,772
2023		33,917
Total		$ 164,689